Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2014	2013	2012
Current tax expense:
United Kingdom	—	—	—
Foreign	43.5	42.4	39.5
Total current tax expense	43.5	42.4	39.5
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(8.7)	(9.2)	(0.6)
Total income tax expense	34.8	33.2	38.9

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2014, 2013 and 2012 differs from the U.K. statutory income tax rate as follows:

	2014	2013	2012
U.K. statutory income tax rate	21.3%	23.3%	24.5%
Non-U.K. taxes	(11.3)%	(15.8)%	(12.8)%
Effective income tax rate	10.0%	7.5%	11.7%

Net deferred tax assets
The net deferred tax assets consist of the following:

(In US$ millions)	2014	2013
Deferred mobilization revenue	—	0.3
Provisions	1.5	—
Net operating losses carry forward	14.8	9.5
Property, plant and equipment	3.0	—
Gross deferred tax assets	19.3	9.8
Valuation allowance related to NOL	(0.9)	—
Net deferred tax asset	18.4	9.8
The net deferred taxes are classified as follows:

(In US$ millions)	2014	2013
Short-term deferred tax asset	1.5	—
Long-term deferred tax asset	16.9	9.8
Net deferred tax	18.4	9.8